Taxation - Summary of Income Tax Expense Recognized in The Consolidated Statement of Profit or Loss (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income tax expense
Current income tax expense for the year			€ (200)	€ (33)	€ (276)
Total current tax expense			(200)	(33)	(276)
Deferred tax expense
(De)recognition of deferred tax assets			(152)	722	0
Total deferred tax expense			(152)	722	0
Income tax expense	€ (161)	€ (597)	€ (352)	€ 689	€ (276)